Other Receivables (Tables) (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Other Receivables
	June 30, 2020 (Unaudited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
	159,905	134,112

	2019	2018
Security deposit	2,871	-
Value Added Tax receivables	60,946	-
Deposit	56,251	-
Others	14,044	-
	$134,112	$-

Huale Group Co. Limited [Member]
Schedule of Other Receivables
	June 30, 2020 (Unaudited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
	159,905	134,112